Exceptional items - Schedule of exceptional cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	$ 4,297	$ 4,105	$ 3,636
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(48)	(55)	0
Litigation
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(44)	(88)	0
Restructuring programme
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(38)	(26)	(14)
Thalidomide
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(19)	(17)	(16)
Distill Ventures exits
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(12)	0	0
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	(2)	(16)
Total cash payments
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	$ (161)	$ (188)	$ (46)